Simplify US Equity PLUS Downside Convexity ETF
Schedule of Investments
September 30, 2021 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 98.4%
iShares Core S&P 500 ETF(a)
(Cost $295,947,710) ......................................................... 719,436 $ 309,947,417
Number of
Contracts Notional Amount
Purchased Options – 1.5%
Puts – Exchange-Traded – 1.5%
S&P 500 Index, October Strike Price $4,250, Expires 10/06/21 ........... 201 $ 85,425,000 480,390
S&P 500 Index, December Strike Price $1,800, Expires 12/17/21 ......... 710 127,800,000 53,250
S&P 500 Index, March Strike Price $2,000, Expires 3/18/22 .............. 460 92,000,000 239,200
S&P 500 Index, June Strike Price $2,000, Expires 6/17/22 ............... 498 99,600,000 572,700
SPDR S&P 500, September Strike Price $210, Expires 9/16/22 ........... 7,253 152,313,000 1,501,371
SPDR S&P 500, December Strike Price $225, Expires 12/16/22 .......... 4,878 109,755,000 1,712,178
4,559,089
Total Purchased Options (Cost $6,242,943) ......................................................... 4,559,089
Shares
Money Market Funds – 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)
(Cost $1,090,613) ........................................................... 1,090,613 1,090,613
Total Investments – 100.2%
(Cost $303,281,266) ......................................................................... $ 315,597,119
Liabilities in Excess of Other Assets – (0.2)% ....................................................... (593,166)
Net Assets – 100.0% .......................................................................... $ 315,003,953
Number of
Contracts Notional Amount
Written Option – (0.2)%
Puts – Exchange-Traded – (0.2)%
SPDR S&P 500, September Strike Price $185, Expires 9/16/22
(Premiums Received $578,966) .................................. (4,199) $ (77,681,500) (568,965)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Rate shown reflects the 7-day yield as of September 30, 2021.

Simplify US Equity PLUS Downside Convexity ETF
Schedule of Investments
(Continued)
September 30, 2021 (Unaudited)
2
Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 98.4%
Purchased Options ............................................................................... 1.5%
Money Market Funds ............................................................................. 0.3%
Total Investments ................................................................................ 100.2%
Liabilities in Excess of Other Assets .................................................................. (0.2)%
Net Assets ..................................................................................... 100.0%